Consolidated Statements of Changes in Shareholder’s Deficit - USD ($)		Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Jun. 30, 2018		$ 100	$ 256	$ (1,447,887)	$ (1,447,531)
Balance (in Shares) at Jun. 30, 2018	[1]	10,000,000
Net loss				(390,990)	(390,990)
Balance at Jun. 30, 2019		$ 100	256	(1,838,877)	(1,838,521)
Balance (in Shares) at Jun. 30, 2019	[1]	10,000,000
Net loss				(812,371)	(812,371)
Balance at Jun. 30, 2020		$ 100	256	(2,651,248)	(2,650,892)
Balance (in Shares) at Jun. 30, 2020	[1]	10,000,000
Net loss				(1,346,745)	(1,346,745)
Balance at Jun. 30, 2021		$ 100	$ 256	$ (3,997,993)	$ (3,997,637)
Balance (in Shares) at Jun. 30, 2021	[1]	10,000,000

[1]	Giving retroactive effect to the 1000-for-1 share split effected on May 31, 2021